Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (1,071,648)	$ (1,562,855)	$ (8,412,730)
Net loss from discontinued operations, net of tax	25,500	(76,944)	(6,626,470)
Net loss from continuing operations	(1,097,148)	(1,485,911)	(1,786,261)
Adjustment to reconcile net income to net cash provided by operating activities
Depreciation and amortization	33,437	50,273	382,680
Allowance for doubtful accounts			(450,000)
Gain on equity method investment		(33,684)	923,217
Gain from disposal of subsidiary	(347,990)		35,174
Changes in operating assets and liabilities:
Accounts receivable			411,070
Accounts receivable - related parties			168,937
Prepaid expense and other current assets	103,145	347,763	(1,065,753)
Accounts payable	1,763	(76,441)	66,687
Accrued expenses and other payables	(48,537)	1,042,072	(761,037)
Income tax payable		(4,998)
Net used in by operating activities from continuing operations	(1,355,330)	(160,926)	(2,075,286)
Net cash used in by operating activities from discontinued operations	(296,692)	(35,467)	(757,948)
Net cash used in by operating activities	(1,652,022)	(196,393)	(2,833,234)
Cash flows from investing activities
Purchase of property and equipment	(810)	(700)	(57,506)
Process from sale of equity investment		361,933
Acquisition of investment			(377,952)
Acquisition of subsidiaries		(400,000)
Advance deposit for intent acquisition		(4,937,664)
Net cash used in investing activities from continuing operations	(810)	(4,976,431)	(435,458)
Net cash used in investing activities from discontinued operations	(385)	(33,956)
Net cash used in investing activities	(1,195)	(5,010,387)	(435,458)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	667,901		5,728,811
Proceeds from related parties	125,212	6,823	9,293,654
Repayments to related parties	(594,887)	(587,120)	(8,959,411)
Net cash provided by (used in) financing activities from continuing operations	198,226	(580,297)	6,063,054
Net cash used in financing activities from discontinued operations	(86,348)	53,968
Net cash provided by (used in) financing activities	111,878	(526,329)	6,063,054
Effect of exchange rate changes on cash and cash equivalents	129,376	(55,667)	442,591
Net change in cash and cash equivalents	(1,411,964)	(5,788,776)	3,236,953
Cash and cash equivalents, beginning of the year	2,076,569	7,865,345	4,628,392
Cash and cash equivalents, end of the year	664,605	2,076,569	7,865,345
Less cash and cash equivalents of discontinued operations–end of period		613,979
Cash and cash equivalents of continuing operations–end of period	664,605	1,462,590	7,865,345
Supplemental cash flow information
Interest paid
Income taxes paid		6,400
Non-cash investing and financing activities
Common stock issued on acquisition		7,600,000
Cancelled common stocks issued	$ 7,600,000	4,800
Expense paid by related party		$ 61,864	$ 419,645